Marketable Securities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	$ 2,995,136
Gross Unrealized Gains	2,084
Fair Value	2,997,220
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	1,996,216
Gross Unrealized Gains	1,184
Fair Value	1,997,400
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	998,920	$ 5,999,356
Gross Unrealized Gains	900
Gross Unrealized Losses		(17,836)
Fair Value	$ 999,820	$ 5,981,520